Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line
Property, Plant and Equipment, Useful Life	3 years
Office Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line
Property, Plant and Equipment, Useful Life	5 years
Software [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line
Property, Plant and Equipment, Useful Life	3 years